Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2018	$ 225	$ 5,009,310		$ (9,534)	$ 5,000,001
Beginning balance, shares at May. 31, 2018	2,252,743
Common stock subject to redemption not redeemed	$ 11				11
Common stock subject to redemption not redeemed, shares	112,497
Common stock redemption	$ (45)	(6,635,207)			(6,635,252)
Common stock redemption, shares	(451,563)
Shares issued for advisory services	$ 21	2,124,979			2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200				200
Common stock issued to Smaaash Founders, shares	2,000,000
Cancellation of Smaaash Founders shares	$ (200)	200
Cancellation of Smaaash Founders shares, shares	(2,000,000)
Rights shares	$ 54	383,161			383,215
Rights shares, shares	546,150
Common shares issued in private placement	$ 96	1,924,904			1,925,000
Common shares issued in private placement, shares	962,500
Common shares issuable from employment agreements	$ 18				18
Common shares issuable from employment agreements, shares	180,000
Vesting of Common Shares		45,000			45,000
Shares issued in connection with conversion of note payable	$ 20	499,980			500,000
Shares issued in connection with conversion of note payable, shares	193,648
Shares issued in connection with franchise acquisition	$ 300	6,089,700			6,090,000
Shares issued in connection with franchise acquisition, shares	3,000,000
Net loss attributable to non-controlling interest
Net loss				(3,565,272)	(3,565,272)
Ending balance at May. 31, 2019	$ 700	9,442,027		(3,574,806)	5,867,921
Ending balance, shares at May. 31, 2019	7,003,975
Shares issued for PLAYlive Nation acquisition	$ 75	1,439,925			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	750,000
Vesting of Common Shares		27,000			27,000
Net loss attributable to non-controlling interest
Net loss				(283,393)	(283,393)
Ending balance at Aug. 31, 2019	$ 775	10,908,952		(3,858,199)	7,051,528
Ending balance, shares at Aug. 31, 2019	7,753,975
Beginning balance at May. 31, 2019	$ 700	9,442,027		(3,574,806)	$ 5,867,921
Beginning balance, shares at May. 31, 2019	7,003,975
Shares issued for advisory services, shares					5,899
Shares issued for vesting of employment agreement awards	$ 11	153,000			$ 153,011
Shares issued for vesting of employment agreement awards, shares	105,000
Shares issued for PLAYlive Nation acquisition	$ 75	1,439,925			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	750,000
Shares issued for cash	$ 12	87,688			87,700
Shares issued for cash, shares	125,000
Shares issued in connection with notes payable		2,865			2,865
Shares issued in connection with notes payable, shares
Shares issued to directors, officers and employees as compensation	$ 1	5,899			5,900
Shares issued to directors, officers and employees as compensation, shares	5,000
Non-controlling interest of original investment in subsidiaries			24,054		24,054
Net loss attributable to non-controlling interest			(45,541)		45,541
Net loss				(2,620,238)	(2,620,238)
Ending balance at May. 31, 2020	$ 799	11,131,404	(21,487)	(6,195,044)	4,915,672
Ending balance, shares at May. 31, 2020	7,988,975
Shares issued for cash	$ 2	24,998			$ 25,000
Shares issued for cash, shares	23,809				250,000
Shares issued in connection with conversion of note payable	$ 9	99,991			$ 100,000
Shares issued in connection with conversion of note payable, shares	85,905
Shares issued in connection with notes payable	$ 10	102,207			102,217
Shares issued in connection with notes payable, shares	98,333
Shares issued in connection with settlement of accounts payable and accrued liabilities	$ 2	45,998			46,000
Shares issued in connection with settlement of accounts payable and accrued liabilities, shares	25,000
Shares issued in connection with franchise acquisition	$ 15	164,985			165,000
Shares issued in connection with franchise acquisition, shares	150,000
Shares issued in connection with consulting agreement	$ 3	22,775			22,778
Shares issued in connection with consulting agreement, shares	27,778
Shares issued to directors, officers and employees as compensation	$ 93	819,216			$ 819,309
Shares issued to directors, officers and employees as compensation, shares	929,390				250,000
Non-controlling interest of original investment in subsidiaries			240,000		$ 240,000
Net loss attributable to non-controlling interest			(15,886)		15,886
Net loss				(655,214)	(655,214)
Ending balance at Aug. 31, 2020	$ 933	$ 12,411,574	$ 202,627	$ (6,850,258)	$ 5,764,876
Ending balance, shares at Aug. 31, 2020	9,329,190